Financial Instruments - Fair Value Measurements By Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments
Available-for-sale securities	$ 154,289	$ 311,497	$ 262,464
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Available-for-sale securities	154,289	311,497
Total	716,807	1,852,554
Financial instruments measured on a recurring basis | Money market funds
Fair Value of Financial Instruments
Cash and cash equivalents	91,172	20,000
Financial instruments measured on a recurring basis | Bank time deposits
Fair Value of Financial Instruments
Cash and cash equivalents	471,346	1,521,057
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Available-for-sale securities	154,289	311,497
Total	245,461	331,497
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1) | Money market funds
Fair Value of Financial Instruments
Cash and cash equivalents	91,172	20,000
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Total	471,346	1,521,057
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Bank time deposits
Fair Value of Financial Instruments
Cash and cash equivalents	$ 471,346	$ 1,521,057